Goodwill (Tables)	12 Months Ended
Dec. 31, 2019
Reconciliation of changes in goodwill [abstract]
Summary of Change in Carrying Value of Goodwill

The change in carrying value is as follows:

	Cost	Accumulated impairment loss	Carrying amount
	$	$	$
At January 1, 2018	8,613	—	8,613
Impact of foreign exchange rate changes	(403)	—	(403)
At December 31, 2018	8,210	—	8,210
Impact of foreign exchange rate changes	(160)	—	(160)
At December 31, 2019	8,050	—	8,050